Notes Payable - Schedule of Short-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total notes payable	$ 4,828	$ 1,278
Short-Term Loan
Short-Term Debt [Line Items]
Total notes payable	1,819	0
Shareholders
Short-Term Debt [Line Items]
Total notes payable	0	1,278
Other Related Parties
Short-Term Debt [Line Items]
Total notes payable	$ 3,009	$ 0